Shareholder Report, Holdings (Details) - C000091471	Apr. 30, 2026
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%